Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Income Tax (Benefit) Expense

The components of the income tax (benefit) expense are as follows:

	For the years ended June 30,
	2025	2024	2023
Current
BVI	$—	$—	$—
Hong Kong	—	4,939	56,004
Singapore	—	—	—
Australia	—	—	—
Deferred
BVI	—	—	—
Hong Kong	(35,008)	2,369	(39)
Singapore	—	—	—
Australia	—	—	—
Income tax (benefit) expense	$(35,008)	$7,308	$55,965

Schedule of Deferred tax asset and liability

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows as of June 30:

	2025	2024
Deferred tax assets:
Allowance for credit losses	$8,479	$7,904
Net operating loss carry-forward	33,864	—
Provision for employee compensation cost	325	—
Depreciation and amortization	1,081	1,151
Total deferred tax assets	43,749	9,055
Less: valuation allowance	—	—
Deferred tax assets, net	$43,749	$9,055

Schedule of Income Tax Payable	Income tax payable consist of the following as of June 30:
	2025	2024
Hong Kong profit tax	$64,180	$125,288
	$64,180	$125,288

Schedule of Hong Kong Statutory Rates to the Company’s Effective Tax

The following table reconciles Hong Kong statutory rates to the Company’s effective tax:

	For the years ended June 30,
	2025	2024	2023
(Loss) income before provision for income taxes	$(21,249,468)	$(847,619)	$94,643
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(3,506,162)	(139,857)	15,616
Reconciling items:
Tax effect of income that is not taxable*	(284,478)	(10,514)	(3,991)
Tax effect of expenses that are not deductible**	3,720,624	164,987	65,346
Change in valuation allowance	—	—	—
Effect of two-tier tax rate	35,008	(7,308)	(21,006)
Income tax (benefit) expense	$(35,008)	$7,308	$55,965

*	Income that is not taxable mainly consisted of the interest income and other income which are non-taxable in accordance with the income tax law under the respective jurisdictions.

**	Expenses that are not deductible mainly consisted of some legal and professional fee, expenses and other losses which are non-deductible in accordance with the income tax law under the respective jurisdictions.